OFF-BALANCE SHEET ACCOUNTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	S/ 19,369,559	S/ 19,831,985
Responsibilities under credit line agreements	[2]	23,553,406	25,812,963
Total		42,922,965	45,644,948
Guarantees and standby letter [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	17,688,087	18,000,311
Import and export letters of credit [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	S/ 1,681,472	S/ 1,831,674

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position. Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary.
[2]	Lines of credit conceded include consumer loans and other consumer loan facilities (credit card receivables) granted to clients and are cancelable upon related notice to the customer.